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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000
Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ING Barings LLC
Address: 55 East 52nd Street,New York, NY 10055

Form 13F File Number: 28-7338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Andrew Druch
Title: General Counsel and Compliance Director
Phone: 212-409-6135
Signature, Place, and Date of Signing:

/s/ Andrew Druch   New York, NY, 10055, 11/10/2000
----------------
[Signature]        [City, State] [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $ 124,906 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE








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13F FILING 09/30/00

ISSUER NAME                             TITLE       CUSIP                       MARKET         INVESTMENT             VOTING
                                       OF CLASS     NUMBER          SHARES      VALUE          DISCRETION             RIGHTS
                                                                               (000'S)    Sole  Shared  Other  Sole  Shared None
Abbott Laboratories                     Common     002824100          100        4,756     X                      X
American Express Company                Common     025816109        16725    1,016,044     X                      X
American International Group            Common     026874107        11930    1,141,558     X                      X
Berkshire Hathaway Inc. CL-B            Common     084670207           36       74,520     X                      X
Bristol Myers Squibb Co.                Common     110122108        14780      844,308     X                      X
Cendant Corp                            Common     151313103         2000       21,750     X                      X
Cisco Systems Inc                       Common     17275R102        15685      866,596     X                      X
Citigroup Inc.                          Common     172967101        19824    1,071,745     X                      X
Colgate Palmolive Co                    Common     194162103        15570      734,904     X                      X
Compaq Computer Corp.                   Common     204493100         1200       33,096     X                      X
Computer Sciences Corp                  Common     205363104          310       23,018     X                      X
EMC Corp-Mass                           Common     268648102         8745      866,848     X                      X
Gillette Company                        Common     375766102         1400       43,225     X                      X
General Electric Co.                    Common     369604103        17415    1,004,637     X                      X
Geoworks Corp-Del                       Common     373692102         2000       14,750     X                      X
Hewlett Packard Co.                     Common     428236103         7905      766,785     X                      X
Hispanic Broadcasting Corp- A           Common     43357B104          800       22,300     X                      X
Home Depot Co.                          Common     437076102        15816      839,244     X                      X
Household International Inc.            Common     441815107         1200       67,950     X                      X
I-Cable Communications LTD                 ADR     44934B104         2500       18,375     X                      X
Intel Corp.                             Common     458140100        16595      690,767     X                      X
International Business Machines Corp.   Common     459200101         7730      869,625     X                      X
Internet Initiative Japan Inc.             ADR     46059T109          500       20,563     X                      X
Metromedia International Group, Inc.    Common     591695101         5500       20,570     X                      X
Microsoft Corp                          Common     594918104        11935      719,084     X                      X
Mobilemedia Corp-CL A                   Common     607415106         2000            4     X                      X
Morgan Stanley Dean Witter              Common     617446448        10925      998,960     X                      X
Motorola Inc.                           Common     620076109         1650       46,613     X                      X
Nasdaq 100                              Common     631100104    1,200,000  106,425,600     X                      X
NTL  Inc                                Common     629407107          650       30,103     X                      X
Nortel Networks Corp.                   Common     656569100        16420      978,024     X                      X
Oracle Corp.                            Common     68389X105        12640      995,400     X                      X
Partner Communications Co. Ltd.            ADR     70211M109         4000       30,752     X                      X
Pfizer Inc.                             Common     717081103         1000       44,938     X                      X
Proctor & Gamble Co.                    Common     742718109          700       46,900     X                      X
ResourcePhoenix Com Inc                Class A     76122L106         6500       11,375     X                      X
Schering Plough Corp                    Common     806605101           70        3,255     X                      X

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13F FILING 09/30/00

ISSUER NAME                            TITLE       CUSIP                       MARKET         INVESTMENT             VOTING
                                      OF CLASS     NUMBER          SHARES      VALUE          DISCRETION             RIGHTS
                                                                               (000'S)    Sole  Shared  Other  Sole  Shared None
Sirius Satellite Radio Inc.             Common     82966U103          200       10,575     X                      X
Terayon Communication Systems           Common     880775101          200        6,788     X                      X
Texas Instruments                       Common     882508104        14890      702,629     X                      X
UnitedGlobalCom-CL A                    Common     913247508          400       12,000     X                      X
United Technologies Corp.               Common     913017109        14745    1,021,091     X                      X
Viacom Inc. Class B                    Class B     925524308        15531      908,564     X                      X
Viatel Inc                              Common     925529208         3100       31,775     X                      X
Wal-Mart Stores Inc.                    Common     931142103        15745      757,728     X                      X
Walt Disney Co. Holding Co.             Common     254687106          800       30,600     X                      X
Worldcom Inc. GA New                    Common     98157D106          500       15,188     X                      X
TOTAL                                                           1,520,867  124,905,880
                                                                ---------  -----------